Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans Text Block
EMPLOYEE BENEFIT PLANS
The Company has a profit-sharing plan that covers all employees, not otherwise participating in an associated profit-sharing plan, with three months or more of service. The Company will match contributions made by the employee up to 3% of the employee’s annual compensation and will also match, at 50%, contributions made by the employee up to an additional 2% of compensation with certain limits. The Company may also contribute a discretionary amount determined annually by the Board of Directors as well as a year-end discretionary match not to exceed 4% of compensation. The Company’s cash contribution to the plan for the years ended December 31, 2012, 2011 and 2010 was approximately $1.8 million, $1.7 million and $1.3 million, respectively.
The Company is a member of a noncontributory defined benefit multi-employer retirement plan for all members of the Pari-mutuel Clerk’s Union of Kentucky and several other collectively bargained retirement plans, which are administered by unions. Cash contributions are made in accordance with negotiated labor contracts. Retirement plan expense for each of the years ended December 31, 2012, 2011 and 2010 was approximately $0.6 million, $0.6 million and $0.5 million, respectively. The Company’s policy is to fund this expense as accrued. The Company currently estimates that future contributions to these plans will not increase significantly from prior years.
The Company provides eligible executives and directors of the Company an opportunity to defer to a future date the receipt of base and bonus compensation for services as well as director’s fees through a deferred compensation plan. The Company’s matching contribution on base compensation deferrals equals the matching contribution of the Company’s profit-sharing plan with certain limits. The Company’s cash contribution to the plan amounts to $0.1 million for each of the years ended December 31, 2012, 2011 and 2010, respectively.